DEBT ISSUED AND OTHER OBLIGATIONS (Details 5) - Subordinated Bonds [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Notional value	$ 1,041,182	$ 1,083,296
AE1 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/1/2034
Interest rate	3.80%
Currency	UF
Notional value	$ 54,585	53,669
C1 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	4/1/2033
Interest rate	3.50%
Currency	UF
Notional value	$ 6,285	6,572
C2 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	4/1/2033
Interest rate	3.50%
Currency	UF
Notional value	$ 13,681	14,273
D [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	10/1/2033
Interest rate	4.50%
Currency	UF
Notional value	$ 20,934	21,833
UCOR-V0808 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/1/2033
Interest rate	4.60%
Currency	UF
Notional value	$ 159,479	157,444
UCOR-Y1197 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	11/1/2022
Interest rate	6.50%
Currency	UF
Notional value	$ 6,689	7,786
UCOR-Z1197 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	11/1/2022
Interest rate	6.50%
Currency	UF
Notional value	$ 15,614	18,176
UCORAA0809 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/9/2035
Interest rate	4.90%
Currency	UF
Notional value	$ 145,174	143,413
UCORBF0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2032
Interest rate	4.00%
Currency	UF
Notional value	$ 14,013	13,795
UCORBI0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2035
Interest rate	4.00%
Currency	UF
Notional value	$ 32,230	31,723
UCORBJ0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2036
Interest rate	4.00%
Currency	UF
Notional value	$ 153,334	150,861
UCORBL0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2038
Interest rate	4.00%
Currency	UF
Notional value	$ 111,668	109,868
UCORBN0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2040
Interest rate	4.00%
Currency	UF
Notional value	$ 85,968	84,573
UCORBP0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2042
Interest rate	4.00%
Currency	UF
Notional value	$ 41,917	41,237
US05968TAB17 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/8/2024
Interest rate	400.00%
Currency	USD
Notional value	$ 106,041	115,706
BBSA1099B1 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/30/2019
Interest rate	10.79%
Currency	COP
Notional value	$ 445	483
BBSA110BAVA [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/23/2017
Interest rate	10.68%
Currency	COP
Notional value		32,148
BBSA1099B4 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/30/2019
Interest rate	12.85%
Currency	COP
Notional value	$ 21,055	23,139
BBSA1139AS10 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	2/7/2023
Interest rate	10.08%
Currency	COP
Notional value	$ 21,659	23,542
BBSA1139AS15 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	2/7/2028
Interest rate	10.20%
Currency	COP
Notional value	$ 30,411	$ 33,055